As filed with the Securities and Exchange Commission on May 8, 2012

Securities Act File No. 333-48456

Investment Company Act File No. 811-10183

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 48	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 50

MET INVESTORS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

5 Park Plaza

Suite 1900

Irvine, California 92614

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 848-3854

Elizabeth M. Forget

President

Met Investors Series Trust

5 Park Plaza, Suite 1900, Irvine, California 92614

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K St., N.W. Washington, D.C. 20006

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio (currently known as T. Rowe Price Large Cap Value Portfolio), PIMCO Total Return Portfolio, PIMCO Innovation Portfolio (currently known as RCM Technology Portfolio), MFS Mid-Cap Growth Portfolio (currently known as T. Rowe Price Mid-Cap Growth Portfolio), MFS Research International Portfolio, Janus Aggressive Growth Portfolio (currently known as Legg Mason ClearBridge Aggressive Growth Portfolio), Met/AIM Small-Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio), Met/AIM Mid-Cap Core Equity Portfolio (currently known as Lazard Mid-Cap Portfolio), State Street Concentrated International Portfolio (currently known as Harris Oakmark International Portfolio), Third Avenue Small-Cap Value Portfolio, PIMCO Inflation Protected Bond Portfolio, Met/American Growth Portfolio (currently known as American Funds Growth Portfolio), Met/American International Portfolio (currently known as American Funds International Portfolio), Met/American Growth-Income Portfolio (currently known as American Funds Growth-Income Portfolio), Met/American Bond Portfolio (currently known as American Funds Bond Portfolio), Neuberger Berman Real Estate Portfolio (currently known as Clarion Global Real Estate Portfolio), Turner Mid-Cap Growth Portfolio, Goldman Sachs Mid-Cap Value Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio, MetLife Aggressive Strategy Portfolio, Van Kampen Comstock Portfolio, Lord Abbett Growth Opportunities Portfolio (currently known as Morgan Stanley Mid Cap Growth Portfolio), Cyclical Growth and Income ETF Portfolio (currently known as SSgA Growth and Income ETF Portfolio), Cyclical Growth ETF Portfolio (currently known as SSgA Growth ETF Portfolio), Federated High Yield Portfolio (currently known as BlackRock High Yield Portfolio), Loomis Sayles Global Markets Portfolio, Princeton Large-Cap Core Portfolio (currently known as BlackRock Large-Cap Core Portfolio), MFS Emerging Markets Equity Portfolio, Pioneer Fund Portfolio, Pioneer Strategic Income Portfolio, Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio (currently known as Janus Forty Portfolio), Rainier Large Cap Equity Portfolio, Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio, Met/Templeton Growth Portfolio, Met/Franklin Templeton Founding Strategy Portfolio, American Funds Global Small Capitalization Portfolio, American Funds Moderate Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Balanced Allocation Portfolio, Met/Templeton International Bond Portfolio, Met/Eaton Vance Floating Rate Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Met/Franklin Low Duration Total Return Portfolio, MetLife Balanced Plus Portfolio, Pyramis® Government Income Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio and Schroders Global Multi-Asset Portfolio.

This filing incorporates by reference the information contained in Post-Effective Amendment No. 46 to the Registrant’s registration statement as filed with the Securities and Exchange Commission on April 18, 2012 as SEC Accession No. 0001193125-12-168431.

This Post-Effective Amendment No. 48 is filed for the sole purpose of submitting the Interactive Data File required to be filed with the Securities and Exchange Commission as an exhibit to the Registrant’s Registration Statement. The Interactive Data File that is submitted with this Post-Effective Amendment No. 48 relates to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement, which was filed on April 18, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 48 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Irvine, State of California on the 8th day of May, 2012.

MET INVESTORS SERIES TRUST

        Registrant

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 48 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	President (principal executive officer), Trustee	May 8, 2012

/s/ Jeffrey A. Tupper Jeffrey A. Tupper	Chief Financial Officer and Treasurer (principal financial and accounting officer)	May 8, 2012

/s/ Stephen M. Alderman* Stephen M. Alderman	Trustee	May 8, 2012

/s/ Jack R. Borsting* Jack R. Borsting	Trustee	May 8, 2012

/s/ Robert Boulware* Robert Boulware	Trustee	May 8, 2012

/s/ Daniel A. Doyle* Daniel A. Doyle	Trustee	May 8, 2012

/s/ Susan C. Gause* Susan C. Gause	Trustee	May 8, 2012

/s/ Nancy Hawthorne* Nancy Hawthorne	Trustee	May 8, 2012

/s/ Keith M. Schappert* Keith M. Schappert	Trustee	May 8, 2012

/s/ Linda B. Strumpf* Linda B. Strumpf	Trustee	May 8, 2012

/s/ Dawn M. Vroegop* Dawn M. Vroegop	Trustee	May 8, 2012

* By: /s/ David C. Mahaffey

                David C. Mahaffey

                Attorney-in-fact

Index to Exhibits

Exhibit No.	Title of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase